THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")


                            FROST GROWTH EQUITY FUND
                            FROST VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                           FROST MID CAP EQUITY FUND
                          FROST SMALL CAP EQUITY FUND
                        FROST INTERNATIONAL EQUITY FUND
                          FROST NATURAL RESOURCES FUND
                  FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
                       FROST DIVERSIFIED STRATEGIES FUND
                         FROST STRATEGIC BALANCED FUND
                          FROST TOTAL RETURN BOND FUND
                               FROST CREDIT FUND
                          FROST LOW DURATION BOND FUND
                           FROST MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                            (TOGETHER, THE "FUNDS")

                       SUPPLEMENT DATED JANUARY 31, 2014
                                     TO THE
 CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS (TOGETHER,
                              THE "PROSPECTUSES"),
                          EACH DATED NOVEMBER 28, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

At a January 30, 2014 meeting, the Board of Trustees of the Trust approved a new intra-fund conversion privilege for the Funds. Accordingly, the Prospectuses are supplemented as follows:

     1. For the Class A Shares Prospectus, in the section "Purchasing, Selling and Exchanging Fund Shares," the "Exchanging Shares" sub-section is hereby deleted and replaced with the following:

EXCHANGING  SHARES

At no charge, you may exchange Class A Shares of a Fund for Class A Shares of another fund in the Frost Funds complex by writing to or calling the Funds. At no charge, you may also convert Class A shares of a Fund directly to Institutional Class shares of the same Fund, where offered, by writing to or calling the Fund, subject to the fees and expenses of Institutional Class shares, and provided that you meet the eligibility requirements applicable to investing in Institutional Class shares, as set forth in the Institutional Class shares prospectus. You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

     2. For the Institutional Class Shares Prospectus, in the section "Purchasing, Selling and Exchanging Fund Shares," the "Exchanging Shares" sub-section is hereby deleted and replaced with the following:

EXCHANGING  SHARES

At no charge, you may exchange Institutional Class Shares of a Fund for Institutional Class Shares of another fund in the Frost Funds complex by writing to or calling the Funds. At no charge, you may also convert Institutional Class shares of a Fund directly to Class A shares of the same Fund, where offered, by writing to or calling the Fund, subject to the fees and expenses of Class A shares, and provided that you meet the eligibility requirements applicable to investing in Class A shares, as set forth in the Class A shares prospectus. You may only exchange or convert shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FIA-SK-022-0100